Long-term debt	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Long-term debt	Long term debt:

	December 31, 2023	December 31, 2022
Long-term debt:
Revolving credit facilities (a) (d)	$320.0	$—
Term loan credit facilities (b) (d)	1,175.6	1,233.0
Senior unsecured notes (e)	828.1	1,302.4
Senior unsecured exchangeable notes (g)	—	201.3
Senior Secured Notes (c)	1,000.0	1,000.0
	3,323.7	3,736.7
Deferred financing fees	(32.9)	(44.9)
Long-term debt	3,290.8	3,691.8
Current portion of long-term debt	(129.4)	(238.4)
Long-term debt	$3,161.4	$3,453.4
12.    Long term debt (continued):
(a)Revolving credit facilities:
As at December 31, 2023, the Company had three revolving credit facilities available (December 31, 2022 – three revolving credit facilities) which provided for aggregate borrowings of up to $700,000,000 (December 31, 2022 – $700,000,000), of which $380,000,000 (December 31, 2022 – $700,000,000) was undrawn.
In February 2022, the Company closed a new $250,000,000, 3-year unsecured revolving credit facility which replaced a $150,000,000 2-year unsecured revolving credit facility.
In June 2022, the Company entered into an amended and restated credit facility which comprises a $50,000,000 revolving credit facility and a $108,000,000 term loan facility. The credit facility matures on June 2025 and is secured by the Company’s power generation assets. As of December 31, 2023, the revolving credit facility is committed but undrawn.
As at December 31, 2023, the Company has $320,000,000 (December 31, 2022 – nil) drawn on its revolving credit facilities.
The Company is subject to commitment fees ranging between 0.45% and 1.0% (December 31, 2022 – 0.45% and 0.5%) calculated on the undrawn amounts under the various facilities.
(b)Term loan credit facilities:
As at December 31, 2023, the Company has entered into $2,367,516,000 (December 31, 2022 – $3,751,731,000) of term loan credit facilities, of which $1,191,936,000 (December 31, 2022 – $2,518,743,000) was undrawn.
In May and July 2021, the Company entered into two $6,500,000 term loan credit facilities, which each bear a fixed interest rate of 3.8% per annum and mature on May 30, 2024 and July 2, 2024, respectively. In September 2022, both the term loan credit facilities were early repaid.
In October 2021, the Company entered into a $633,088,000 term loan credit facility for eight vessels, which bore an initial interest rate of three month LIBOR plus 1.4% margin. During the years ended December 31, 2022 and December 31, 2023, five and three of the vessels secured under this credit facility, respectively, were delivered and the Company transitioned the financing under the term loan credit facility related to these vessels with sale-leaseback arrangements (note 15(xiii)).
In December 2021, the Company entered into a $1,077,137,000 term loan credit facility for 10 vessels, which bore an initial interest rate of three month LIBOR plus 3.39% margin. During the year ended December 31, 2023, seven of the vessels secured under this credit facility delivered and the Company transitioned the financing under the term loan credit facility related to these seven vessels with sale-leaseback arrangements (note 15(xiv)). As a result, the remaining term loan credit financing available for the three vessels is $255,246,000, which is undrawn as of December 31, 2023.
In May 2022, the Company voluntarily prepaid a term loan facility with an outstanding balance of $100,000,000.
In June 2022, the Company entered into an amended and restated credit facility which comprises a $50,000,000 revolving credit facility and a $108,000,000 term loan facility (note 12(a)). In October 2023, the Company early repaid $89,250,000 under this term loan credit facility.
In August 2022, the Company voluntarily prepaid $240,000,000 of a term loan facility under its vessel portfolio financing program.
12.    Long term debt (continued):
(b)Term loan credit facilities (continued):
In October 2022, the Company entered into a $1,170,918,000 term loan credit facility for 15 vessels, which bears an initial interest rate of daily SOFR plus 1.4% margin. During the year ended December 31, 2023, three of the vessels secured under this credit facility delivered and the Company transitioned the financing under the term loan credit facility related to these three vessels with sale-leaseback arrangements (note 15(xv)). As a result, the remaining term loan credit financing available for 12 vessels is $936,690,000, which is undrawn as of December 31, 2023.
In March 2023, the Company entered into amended and restated senior secured loan facilities which (i) increased the commitments under the bank loan facilities by $250,000,000, of which $200,000,000 was drawn immediately and $50,000,000 of which was drawn in September 2023, (ii) increase the amount of total borrowing permitted relative to total assets from 65% to 75%, (iii) replace the London Interbank Offered Rate with the Secured Overnight Financing Rate as the reference interest rate, and (iv) extend the maturities of tranches due in 2026 and 2027 by approximately two years.
Term loan credit facilities drawn mature between March 3, 2028 and January 21, 2030.
For the Company’s floating rate term loan credit facilities, interest is calculated based on three month or six month benchmark rates, plus a margin per annum, dependent on the interest period selected by the Company. The three month and six month average benchmark rate was 5.4% and 5.4%, respectively (December 31, 2022 – 4.8% and 3.5%). The margins ranged between 1.9% and 2.4% as at December 31, 2023 (December 31, 2022 – 0.4% and 2.5%).
The weighted average rate of interest, including the applicable margin, was 7.4% as at December 31, 2023 (December 31, 2022 – 6.4%) for the Company’s term loan credit facilities. Interest payments are made in monthly, quarterly or semi-annual payments.
Repayments under term loan credit facilities are made in quarterly or semi-annual payments. For those related to newbuilding containerships, payments commence three, six or thirty-six months after delivery of the associated newbuilding containership, utilization date or the inception date of the term loan credit facilities.
The Company is subject to commitment fees ranging between 0.44% and 0.49% (December 31, 2022 – 0.25% and 0.58%) calculated on the undrawn amounts under the various facilities.
The following is a schedule of future minimum repayments under the Company’s term loan credit facilities as of December 31, 2023:

2024	$103.9
2025	103.9
2026	103.9
2027	103.9
2028	444.0
Thereafter	316.0
$1,175.6
12.    Long term debt (continued):
(c)Sustainability-Linked Senior Secured Notes:
In May 2021, the Company entered into a note purchase agreement to issue $500,000,000 of sustainability-linked, senior secured notes (the “Senior Secured Notes”) in a US private placement. The Senior Secured Notes comprise four series, each ranking pari passu with the Company’s existing and future debt financing program. The Series A, Series C and Series D Senior Secured Notes were issued in May 2021, with interest rates ranging from 3.91% to 4.26% and maturities from June 2031 to June 2036. The Series B Senior Secured Notes, which bear interest at 3.91% per annum and mature in 2031, were issued in August 2021. The Senior Secured Notes contain certain sustainability features, and are subject to adjustment based on Seaspan’s achievements relative to certain key performance indicators.
On May 17, 2022, the Company entered into a note purchase agreement to issue, in a private placement, $500,000,000 aggregate principal amount of fixed-rate, sustainability-linked senior secured notes. The notes comprise three series, with interest rates ranging from 5.15% to 5.49% and maturities ranging from September 5, 2032 to September 5, 2037. The notes were issued and proceeds received on August 3, 2022.
(d)Credit facilities – other:
As at December 31, 2023, the Company’s credit facilities were secured by first-priority mortgages granted on most of its power generation assets and 53 of its vessels together with other related security. The security for each of the Company’s current secured credit facilities includes:
•A first priority mortgage on collateral assets;
•An assignment of the Company’s lease agreements and earnings related to the related collateral assets;
•An assignment of the insurance policies covering each of the collateral assets that are subject to a related mortgage and/or security interest;
•An assignment of the Company’s related shipbuilding contracts and the corresponding refund guarantees;
•A pledge over shares of various subsidiaries; and
•A pledge over the related retention accounts.
As at December 31, 2023, $1,518,381,000 principal amount of indebtedness under the Company’s term loan and revolving credit facilities, together with $1,000,000,000 of sustainability-linked fixed rate notes with maturities from June 2031 to September 2037, was secured by a portfolio of 51 vessels, the composition of which can be changed, and is subject to a borrowing base and portfolio concentration requirements, as well as compliance with financial covenants and certain negative covenants.
The Company may prepay certain amounts outstanding without penalty, other than breakage costs in certain circumstances, with the exception of one term loan credit facility, where the Company may prepay borrowings up to March 6, 2023 with penalties and thereafter without penalty. A prepayment may be required as a result of certain events, including change of control and, where applicable, the sale or loss of assets or a termination or expiration of certain lease agreements (and the inability to enter into a lease replacing the terminated or expired lease suitable to lenders within a specified period of time). The amount that must be prepaid may be calculated based on the loan to market value. In these circumstances, valuations of the Company’s assets are conducted on a “without lease” and/or “orderly liquidation” basis as required under the credit facility agreement.
Each credit facility contains a mix of financial covenants requiring the borrower and/or guarantor of the facility to maintain minimum liquidity, tangible net worth, interest and principal coverage ratios, and debt-to-assets ratios, as defined. Each of Atlas and Seaspan are guarantors under certain facilities.
Some of the facilities also have an interest and principal coverage ratio, debt service coverage and vessel value requirement for the subsidiary borrower. The Company was in compliance with these covenants as at December 31, 2023.
12.    Long term debt (continued):
(e)Senior unsecured notes:
In February 2021, the Company issued $200,000,000 of 6.5% senior unsecured sustainability-linked bonds in the Nordic bond market (“2024 Bonds”). In April 2021, the Company issued a further $300,000,000 of senior unsecured sustainability-linked bonds in the Nordic bond market (the “2026 Bonds” and together with the 2024 Bonds, the “Bonds”). The Bonds mature in February 2024 and April 2026, respectively, and bear interest at 6.5% per annum. If the sustainability performance targets are not met during the term of the Bonds, the Bonds will be settled at maturity at 100.5% of the initial principal. The Bonds are listed on the Oslo Stock Exchange.
As a result of the Merger (note 1(b)), the Company’s common shares were de-listed on April 10, 2023 (the “De-listing”). The Company has notified the holders of the 2024 NOK Bonds and the 2026 NOK Bonds of this de-listing event and that each holder of the 2024 NOK Bonds and the 2026 NOK Bonds had a right to require the Company to purchase all or some of the bonds held by such holder (a “NOK Put Option”) at a price equal to 101% of the principal amount plus accrued interest. Each holder could exercise a NOK Put Option during the exercise period which ended on May 3, 2023. On May 10, 2023, the Company repurchased $179,400,000 of 2024 NOK Bonds and $294,900,000 of the 2026 NOK Bonds. In each case, the Company purchased 2024 and 2026 NOK Bonds from holders who exercised their NOK Put Options, at a purchase price equal to 101% of the principal amount plus accrued interest for a total payment of $482,706,000. The remaining 2024 NOK Bonds totaling $20,600,000 matured on February 5, 2024. On May 22, 2023, as a result of having repurchased more than 90% of the outstanding 2026 NOK Bonds, the Company exercised its option to repurchase all remaining outstanding 2024 and 2026 NOK Bonds from holders. The repurchase, requiring a payment of $25,700,000, occurred on February 5, 2024 (note 23).
In May 2021, the Company exchanged an aggregate principal amount of $52,198,825 7.125% senior notes due 2027 of its wholly owned subsidiary, Seaspan Corporation (the “Seaspan Notes”), for an equivalent amount of its 7.125% senior notes due 2027 (the “Atlas Notes”), registered under the Securities Act of 1933, as amended, and listed on the Nasdaq Global Market. In July 2021, the Company exchanged an additional $151,000 of Seaspan Notes for Atlas Notes, and redeemed all remaining Seaspan Notes.
On July 14, 2021, the Company issued $750,000,000 of senior unsecured notes. These notes mature in 2029 and accrue interest at 5.5% per annum, payable semi-annually beginning on February 1, 2022. The notes are a blue transition bond developed to further the Company’s sustainability efforts.
(f)Fairfax Notes:
Pursuant to the Fairfax Exchange as described in note 5(a), the Company exchanged $200,000,000 aggregate principal amount of the 2026 Fairfax Notes and all $100,000,000 aggregate principal amount of the 2027 Fairfax Notes for (i) 12,000,000 Series J 7.00% Cumulative Redeemable Perpetual Preferred Shares, and (ii) 1,000,000 five year warrants to purchase an equal number of Atlas common shares at an exercise price of $13.71 per share. The exchanged 2026 Fairfax Notes and 2027 Fairfax Notes were subsequently cancelled.
In connection with the Fairfax Exchange, the Fairfax Holders also agreed to amend the terms of the $300,000,000 aggregate principal amount of the Fairfax Notes that remain outstanding following the Fairfax Exchange, which includes all 2025 Fairfax Notes and 2026 Fairfax Notes. The Amendment, among other things, eliminated the Fairfax Holders’ mandatory redemption and put rights and released and discharged all outstanding guarantees and liens on collateral thereunder. The Fairfax Holders also agreed to terminate Seaspan’s Amended and Restated Pledge and Collateral Agent Agreement and to release and discharge all liens on collateral thereof. The Company had the option to redeem the amended notes, in whole or in part, at any time at a redemption price equal to 100% of the principal amount plus any accrued and unpaid interest.
12.    Long term debt (continued):
(f)Fairfax Notes (continued):
In August 2021, the remaining 2025 Fairfax Notes and 2026 Fairfax Notes were redeemed for cash at a redemption price equal to 100% of the principal amount plus accrued and unpaid interest. As a result of the Fairfax Exchange and subsequent redemption of the 2025 Fairfax Notes and 2026 Fairfax Notes, the Company recorded a loss on debt extinguishment of nil for the year ended December 31, 2023 (2022 – nil; 2021 – $121,715,000), representing the write-off of the existing associated debt discount and deferred financing fees.
(g)Senior Unsecured Exchangeable Notes:
On December 21, 2020, the Company, through its wholly-owned subsidiary, Seaspan Corporation issued $201,250,000 aggregate principal amount of 3.75% exchangeable senior unsecured notes due 2025 (the “Exchangeable Notes”) in a private placement. Upon issuance, the proceeds from the Exchangeable Notes were allocated between debt, measured at fair value of $195,000,000 and equity of $6,250,000 representing the residual value related to the conversion feature. The difference between the face value and carrying value of the debt reflects the debt discount, which is amortized through interest expense using an effective interest rate of 4.5%, over the remaining life of the debt. Interest payment is semi-annually in arrears on June 15 and December 15 of each year, beginning on June 15, 2021.
The Exchangeable Notes are exchangeable at the holders’ option into an aggregate of 15,474,817 Atlas common shares at an initial exchange price of $13.01 per share, in equivalent cash or a combination of Atlas common shares and cash, as elected by the Company, on or after September 15, 2020, or earlier in the following circumstances:
•After December 31, 2020, if the last reported price of an Atlas common share is at least 130% of the exchange price then in effect over a specified measurement period;
•If the trading price per $1,000 principal amount of Exchangeable Notes during a specified measurement period is less than 98% of the last reported sale price on Atlas common shares multiplied by the applicable exchange rate; and
•Upon the occurrence of certain significant corporate events, or in response to early redemption elected by the Company.
The exchange price is subject to anti-dilution and make-whole clauses.
The holders may require the Company to redeem the Exchangeable Notes held by them upon the occurrence of certain corporate events qualifying as a fundamental change in the business. The Merger (note 1(b)) and subsequent de-listing of the Company’s common shares on April 10, 2023 constituted a “Make-Whole Fundamental Change” under the terms of the Exchangeable Notes. On March 28, 2023, the Company entered into a supplemental indenture providing the holders of the Exchangeable Notes the right to exchange each $1,000 principal amount of such Exchangeable Note into a number of units based on a defined exchange rate. In connection with the Make-Whole Fundamental Change, each holder had the right, at its option, to exchange all or any portion of its Exchangeable Notes at any time from during the make-whole exchange period at an increased exchange rate on account of a Make-Whole Fundamental Change. During the make-whole exchange period, which ended on May 22, 2023, all of the outstanding Exchangeable Notes were exchanged by the Holders representing a total settlement of $253,139,000.
12.    Long term debt (continued):
(g)Senior Unsecured Exchangeable Notes (continued):
Capped Call Transactions
In connection with the issuance of the Exchangeable Notes, the Company entered into capped call transactions with affiliates of certain of the initial purchasers of the Exchangeable Notes and other financial institutions, using $15,536,000 in proceeds from the issuance, to reduce the potential dilution to Atlas common shares upon any exchange of notes and/or offset any cash payments the Company was required to make upon exchange of the Exchangeable Notes, in excess of the principal amount. They may have been settled in cash, shares, or a combination of cash and shares as determined by the settlement method of the Exchangeable Notes, at a strike price with underlying shares equal to that of the Exchangeable Notes and subject to anti-dilution adjustments substantially similar to those applicable to the Exchangeable Notes. The capped calls were exercisable up to a maximum price of $17.85 per share, subject to certain adjustments. The instruments were to expire on December 15, 2025. In connection with the exchange of the Exchangeable Notes, the Company terminated all capped call transactions entered into concurrently with the issue of Exchangeable Notes.